DREYFUS TAX EXEMPT CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
    The Federal Reserve Board relaxed its policy of monetary restraint in July 1995 when it eased the Fed Funds rate on July 6th. This reduction ended the upward pressure on short-term rates that had prevailed since the beginning of 1994. The Fed's restraint was based on concerns about a reigniting of inflationary fears, given the strong economic news then prevailing. But in July, reports indicated a significant weakening trend in the economy. The July decline in the Fed Funds rate signaled that economic gro wth issues outweighed, for a time, Fed fears of a resurgence of inflation.
The Fed's easing was limited to a lowering of the Fed Funds rate by 25 basis points; the discount rate remained at 5.25% -- its level for most of 1995.
    For its semi-annual reporting period ended July 31, 1995, your Fund's Class A and Class B shares provided an annualized yield of 3.74% and 3.49%, respectively. Income dividends of approximately $.019 and $.017 per share, for Class A shares and Class B shares respectively, were paid during the period. Reinvesting these dividends and calculating the effect of this compounding resulted in an annualized effective yield of 3.80% for Class A shares and 3.54% for Class B shares.* These dividends were exempt from Federal income taxes.**
The Economy
    The Fed easing was triggered by concern about the weakening economy. Economic reports indicated flagging home and auto sales and new home construction weakened from earlier this year. Furthermore, rising business inventories (a frequent harbinger of a business slowdown) and weakening retail sales lent additional credibility to the case for easier credit conditions. By midyear, jobless claims were also on the rise, a particularly politically sensitive indicator, made even more so by the coming Presidential election year. In anticipation of the Fed's reaction to these economic indicators, and in an effort to provide attractive yields, we chose to extend the average maturity of your portfolio.
Market Environment
    While market fundamentals do affect the short-term municipal market, the overriding influence continues to be market technicals (i.e., supply/demand). Since the rates on those securities which have been and continue to be held in the portfolio and can provide the highest degree of liquidity (1-day and 7-day demand notes) are adjusted on a daily or weekly basis, your Fund's fluctuating yield reflects these rapid adjustments. For example, the entire tax exempt note market exhibited significant strength during late June and early July as demand exceeded supply, and short-term yields on municipal issues dropped accordingly. More recently, market conditions have begun to stabilize and yields in the marketplace have returned to more attractive levels. However, over the coming months supply and demand conditions could still result in market weakness, thereby providing additional buying opportunities. This does not rule out the possibility of another Fed easing; nevertheless, we currently would expect the market's technical factors to outweigh the effect of any further monetary action.

The Portfolio
    In the wake of the Orange County, California bankruptcy filing in December, we continue to be even more vigilant in utilizing our credit research facilities to locate those credits which achieve our high internal standards and which provide your Fund with attractive returns. As those issues meeting these guidelines have become available, we have extended the Fund's maturity in an effort to enhance your Fund's yield. Our primary tasks -- to preserve principal, to invest in those issues that meet our high quality standards, and to maintain a balance of income and liquidity consistent with our conservative management philosophy-continue to underscore our portfolio management decisions.
    Included in this report is a series of detailed statements regarding your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in Dreyfus.
                              Very truly yours,
                              (Richard J. Moynihan Signature Logo)
                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
August 29, 1995
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.
** Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.


DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                        JULY 31, 1995 (UNAUDITED)
                                                                                                PRINCIPAL
TAX EXEMPT INVESTMENTS-100.0%                                                                     AMOUNT           VALUE
                                                                                            ----------------    --------------
ALASKA-.9%
Alaska Housing Finance Corporation, VRDN
    3.95%, Series A (SBPA: Credit Suisse and West Deutche Landesbank) (a)...                   $   12,600,000  $   12,600,000
ARIZONA-.4%
City of Phoenix, VRDN 3.95% (SBPA; Morgan Guaranty Trust Co.) (a)...........                         5,700,000       5,700,000
ARKANSAS-.9%
University of Arkansas Board of Trustees, Facility Revenue, VRDN (UAMS
Campus)
    3.90% (LOC; Credit Suisse) (a,b)........................................                         13,000,000    13,000,000
CALIFORNIA-5.8%
California Public Capital Improvements Financing Authority, Revenue
    (Pooled Project) 3.70%, Series C, 9/15/95 (LOC; National Westminster Bank) (b)                  10,000,000     10,000,000
California School Cash Reserve Program Authority, Notes
    3.70%, Series A, 7/3/96 (Surety Bond; Industrial Bank of Japan).........                         40,000,000    40,354,776
California Statewide Communities Development Authority, Apartment
Development,
    Refunding, VRDN (Irvin Apartments) 3.75%, Subseries A-6
    (Collateralized in; Federal National Mortgage Association) (a)..........                         12,400,000    12,400,000
Sacramento County, MFHR, VRDN 3.90%, Series B (LOC; Dai-Ichi Kangyo Bank) (a,b)                      6,900,000       6,900,000
Sacramento County Housing Authority, Refunding, VRDN (Grouse Run Apartments)
    3.75% (LOC; Bank of America) (a,b)......................................                         6,500,000       6,500,000
Southern California Public Power Authority, Transmission Project Revenue,
Refunding,
    VRDN (Southern Transmission)
    3.50% (Insured; AMBAC and LOC; Swiss Bank Corp.) (a,b)..................                         8,000,000       8,000,000
COLORADO-4.9%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue (E-470
Project)
    4.45%, Series L, 8/31/95 (Escrowed In; Swiss Bank Corp.)................                         25,000,000    25,000,000
State of Colorado General Fund, TRAN 4.50%, 6/27/96.........................                         15,000,000    15,111,261
City and County of Denver, MFHR, Refunding, VRDN (Parliament Apartments
Project)
    4% (Corp. Guaranty; Connecticut General Life Insurance Co.) (a).........                         22,200,000    22,200,000
Douglas County, MFHR, VRDN (Autumn Chase Project) 3.80% (LOC; Citibank) (a,b)                        9,500,000       9,500,000
CONNECTICUT-1.6%
State of Connecticut, VRDN:
    Economic Recovery Notes 3.75%, Series B (SBPA: Canadian Imperial Bank of
      Commerce, Industrial Bank of Japan and National Westminster Bank) (a).                         5,300,000       5,300,000
    Special Tax Obligation Revenue (Transportation Infrastructure-1)
      3.85% (LOC; Industrial Bank of Japan) (a,b)...........................                         12,800,000    12,800,000
Connecticut Development Authority, PCR, Refunding, VRDN (Connecticut Light and
    Power Co. Project) 3.85%, Series A (LOC; Deutsche Bank) (a,b)...........                         5,000,000       5,000,000

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JULY 31, 1995 (UNAUDITED)
                                                                                                PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                               AMOUNT           VALUE
                                                                                           ----------------    ----------------
DELAWARE-2.1%

Delaware Economic Development Authority, Revenue,
    VRDN (Hospital Billing Collection):
      4.10%, Series A (Insured; MBIA) (a)...................................                  $       9,700,000    $ 9,700,000
      4.10%, Series B (Insured; MBIA) (a)...................................                         10,000,000    10,000,000
      4.10%, Series C (Insured; MBIA) (a)...................................                         11,700,000    11,700,000
DISTRICT OF COLUMBIA-2.2%
District of Columbia, VRDN:
    Refunding:
      4.10%, Series A-6 (LOC; National Westminster Bank) (a,b)..............                         12,800,000    12,800,000
      4.10%, Series A-5 (LOC; Bank of Nova Scotia) (a,b)....................                         9,000,000       9,000,000
    Revenue (American Association for the Advancement of Science Issue
Project)
      3.95% (LOC; NationsBank) (a,b)........................................                         11,000,000    11,000,000
FLORIDA-8.8%
Dade County, Water and Sewer Systems Revenue, VRDN
    3.80% (Insured; FGIC and SBPA; Industrial Bank of Japan) (a)............                         25,000,000    25,000,000
Dade County Industrial Development Authority, Exempt Facilities
    Revenue, Refunding, VRDN (Florida Power and Light Co.)
    3.90% (Guaranteed by; Florida Power and Light Co.) (a)..................                         3,250,000       3,250,000
Orange County Housing Finance Authority, MFHR, VRDN (Heather Glenn
Apartments)
    3.80% (LOC; Federal National Mortgage Association) (a,b)................                         12,700,000    12,700,000
Pasco County Industrial Development Authority, Revenue, VRDN
    (Woodhaven Partners Limited Project) 4.125% (LOC; Kredietbank) (a,b)....                         8,800,000       8,800,000
Pinellas County Health Facilities Authority, Revenue, Refunding, VRDN
    (Pooled Hospital Loan Program) 3.90% (LOC; Chemical Bank) (a,b).........                         32,000,000    32,000,000
Saint Lucie County, PCR, Refunding, VRDN (Florida Power and Light Co.
Project)
    3.85% (Guaranteed by; Florida Power and Light Co.) (a)..................                         10,000,000    10,000,000
Sarasota County Health Facility Authority, HR, VRDN (Venice Hospital Project)
    3.90% (LOC; Kredietbank) (a,b)..........................................                         12,500,000    12,500,000
Sunshine State Governmental Financing Commission, Revenue, CP
    3.55%, 8/21/95 (LOC: Morgan Guaranty Trust Co., National Westminster Bank
    and Union Bank of Switzerland) (b)......................................                         24,500,000    24,500,000
GEORGIA-.3%
Burke County Development Authority, PCR, VRDN (Georgia Power Co.
Project-Vogtle)
    3.90% (Guaranteed by; Georgia Power Co.) (a)............................                         4,000,000       4,000,000
IDAHO-.7%
State of Idaho, TAN 4.50%, 6/27/96..........................................                         10,000,000    10,061,008
ILLINOIS-4.1%
Chicago O'Hare International Airport, Revenue, VRDN (American Airlines):
    4%, Series C (LOC; Sanwa Bank) (a,b)....................................                         6,400,000       6,400,000

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JULY 31, 1995 (UNAUDITED)
                                                                                                PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                               AMOUNT           VALUE
                                                                                           ----------------    ----------------
ILLINOIS (CONTINUED)

Chicago O'Hare International Airport, Revenue, VRDN (American Airlines)
(continued):
    4%, Series D (LOC; Sanwa Bank) (a,b)....................................                  $     17,500,000    $17,500,000
Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)
    3.90% (LOC; Citibank) (a,b).............................................                         15,645,000    15,645,000
Illinois Health Facilities Authority, Revenue, VRDN:
    (Resurrection Health Care Systems) 3.90% (LOC: Comerica Bank, First
Chicago Bank,
      La Salle National Bank and National Bank of Detroit) (a,b)............                         14,000,000    14,000,000
    (SSM Health Care Project) 3.95%, Series A (LOC; Industrial Bank of Japan) (a,b)                   6,700,000     6,700,000
IOWA-.7%
Iowa School Corps., Warrants Certificates, School Cash Anticipation Notes
    4.75%, 6/28/96 (Insured; Capital Guaranty)..............................                         10,000,000    10,078,555
KENTUCKY-.4%
Kentucky Association of Counties Reinsurance Trust, Revenue, VRDN
    4% (LOC; Hong Kong Shang-hai Banking Corp.) (a,b).......................                         5,300,000       5,300,000
LOUISIANA-3.2%
Jefferson Parish Hospital Service District No.2, HR, VRDN 3.85% (Insured; FGIC) (a)                   9,000,000     9,000,000
Orleans Levee District, VRDN (Capital Recovery Funding Program)
    3.95%, Series A (LOC; Fuji Bank) (a,b)..................................                         9,905,000       9,905,000
Plaquemines Port Harbor and Terminal District, Port Facilities Revenue
    (International Marine Terminal Project)
    4.50%, Series A, 3/15/96 (LOC; Morgan Guaranty Trust Co.) (b)...........                         12,100,000    12,100,000
West Baton Rouge Parish Industrial District No.3, Revenue, Refunding, VRDN
    (Dow Chemical Co. Project)
    3.95%, Series B (Corp. Guaranty; Dow Chemical Co.) (a)..................                         15,800,000    15,800,000
MAINE-2.0%
Orrington, RRR, VRDN (Penobscott Energy Recovery Co. Project)
    4.625%, Series A  (LOC: Bank of Nova Scotia, Bankers Trust, Canadian
Imperial Bank
    of Commerce, Long-Term Credit Bank of Japan and Toronto Dominion Bank) (a,b)                     31,235,000     31,235,000
MASSACHUSETTS-4.9%
Commonwealth of Massachusetts, GO Notes 4.25%, 6/12/96......................                         50,000,000    50,256,404
Massachusetts Health and Educational Facilities Authority, Revenue, VRDN
    (Capital Assets Program) 3.65%, Series D (Insured; MBIA) (a)............                         10,200,000    10,200,000
Massachusetts Housing Finance Agency, HR 4.10%, 6/1/96 (GIC; FGIC)..........                         11,100,000    11,100,000
MICHIGAN-4.3%
State of Michigan, GO Notes 5%, 9/29/95.....................................                         21,200,000    21,230,109
Michigan Hospital Finance Authority, VRDN (Hospital Equipment Loan Program)
    3.80% (LOC; Comerica Bank) (a,b)........................................                         8,000,000       8,000,000

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                JULY 31, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                               AMOUNT           VALUE
                                                                                              ----------------    ------------
MICHIGAN (CONTINUED)

Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)
    3.90% (LOC; National Westminster Bank) (a,b)............................                $       5,900,000    $   5,900,000
Michigan Municipal Bond Authority, Revenue, Notes 5%, 5/3/96................                         17,000,000    17,157,639
Midland County Economic Development Corporation, Economic Development,
    LOR, Refunding,VRDN (Dow Chemical Co. Project)
    3.85% (Corp. Guaranty; Dow Chemical Co.) (a)............................                         10,400,000    10,400,000
MINNESOTA-2.1%
Minnesota Housing Finance Agency, SFMR
    5.25%, Series F, 1/16/96 (GIC; Bayerische Landesbank)...................                         20,000,000    20,000,000
University of Minnesota, University Revenue (Full Faith and Credit) 3.65%, 2/1/96                  11,500,000     11,500,000
MISSISSIPPI-.9%
Jackson County, Port Facility Revenue, Refunding, VRDN (Chevron USA Project)
    3.90% (Corp. Guaranty; Chevron USA Inc.)................................                         13,300,000    13,300,000
MISSOURI-.7%
Cole County Industrial Development Authority, Industrial Revenue, VRDN
    (Mobine Manufacturing Co. Project) 4.25% (LOC; Fuji Bank) (a,b).........                         2,940,000       2,940,000
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue, VRDN
    (SSM Health Care Project) 3.95%, Series A (LOC; Industrial Bank of Japan) (a,b)                 6,800,000     6,800,000
NEBRASKA-2.0%
Nebraska Higher Education Loan Program Inc., Revenue, VRDN
    (Student Loan Program) 3.90%, Series C (Insured; MBIA) (a)..............                         27,340,000    27,340,000
Nebraska Investment Finance Authority, HR, VRDN (Depreciation Assets)
    3.85%, Series A (Insured; FGIC) (a).....................................                         2,920,000       2,920,000
NEW JERSEY-4.5%
New Jersey Housing and Mortgage Finance Agency, Revenue
    4.20%, 9/29/95 (GIC; Bayerishe Landesbank)..............................                         9,790,000       9,790,000
New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN
    3.40% (Insured; FGIC and LOC; Societe Generale) (a,b)...................                         56,900,000    56,900,000
NEW YORK-15.0%
City of New York, VRDN:
    3.85%, Series C, Subseries C-4 (LOC; Fuji Bank) (a,b)...................                         9,600,000       9,600,000
    3.90%, Subseries A-5 (LOC; Kredietbank) (a,b)...........................                         9,215,000       9,215,000
    4%, Series D (SBPA; Citibank) (a).......................................                         17,600,000    17,600,000
New York City Industrial Development Agency, Civil Facility Revenue, VRDN
    (Children's Oncology Society-Ronald McDonald House)
    3.65% (LOC; Barclays Bank) (a,b)........................................                         4,900,000       4,900,000
New York City Municipal Water Finance Authority:
    CP 3.75%, 10/12/95 (LOC; Canadian Imperial Bank of Commerce) (b)........                         25,000,000    25,000,000

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JULY 31, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                               AMOUNT           VALUE
                                                                                              ----------------    ------------
NEW YORK (CONTINUED)

New York City Municipal Water Finance Authority (continued):
    Water and Sewer Systems Revenue, VRDN 4.25% (Insured; FGIC) (a).........                  $     16,500,000  $   16,500,000
New York City Trust, Cultural Resources Revenue, VRDN
    (American Museum of Natural History)
    3.55%, Series B (Insured; MBIA and SBPA; Credit Suisse) (a).............                         6,900,000       6,900,000
New York State Dormitory Authority, Revenue, VRDN (Metropolitan Museum of
Art)
    3.60%, Series A (Guaranteed by; Metropolitan Museum of Art) (a).........                         10,800,000    10,800,000
New York State Local Government Assistance Corp., VRDN:
    3.50%, Series B (LOC: Credit Suisse and Swiss Bank Corp.) (a,b).........                         18,400,000    18,400,000
    3.60% Series A (LOC: Credit Suisse, Swiss Bank Corp. and Union Bank of
      Switzerland) (a,b)....................................................                         38,900,000    38,900,000
New York State Medical Care Facilities Finance Agency, Revenue, VRDN
    (Pooled Loan Equipment Program) 3.60% (LOC; Chemical Bank) (a,b)........                         35,700,000    35,700,000
Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN
    3.65%, Series 2 (SBPA; Morgan Guaranty Trust Co.) (a)...................                         6,300,000       6,300,000
Suffolk County, TAN 5.25%, 8/15/95 (LOC; West Deutsche Landesbank) (b)......                         20,000,000    20,003,362
OHIO-.8%
Cincinnati and Hamilton County Port Authority, IDR, VRDN (Multi-Color Corp.
Project)
    3.90% (LOC; PNC Bank of Ohio) (a,b).....................................                         3,000,000       3,000,000
Greater Cleveland Regional Transportation Authority, Capital Improvement,
    BAN 4.10%, 4/10/96......................................................                         8,000,000       8,018,736
OREGON-1.3%
Klamath Falls, Electric Revenue (Salt Caves-Hydroelectric)
    4.40%, Series A, 5/1/96 (Escrowed in; U.S. Treasury Bills)..............                         18,435,000    18,435,000
PENNSYLVANIA-.4%
Washington County Authority, Lease Revenue, VRDN (Higher Education Pooled
    Equipment Lease Project) 3.95%, Series 1985A (LOC; Sanwa Bank) (a,b)....                         5,800,000       5,800,000
SOUTH CAROLINA-1.6%
South Carolina Jobs Economic Development Authority, EDR, VRDN
    (Saint Francis Hospital) 3.90% (LOC; Citibank) (a,b)....................                         19,600,000    19,600,000
Sumter County, Industrial Revenue, VRDN (Bendix Corp. Project)
    4.125% (LOC; Sumitomo Bank) (a,b).......................................                         4,000,000       4,000,000
TEXAS-13.3%
Dallas County, Permanent Improvement Revenue
    3.60%, Series C, 6/15/96 (SBPA; Sanwa Bank).............................                         9,100,000       9,100,000
El Paso Health Facilities Development Corporation, Revenue, VRDN
    (Providence Memorial Hospital) 3.90% (LOC; Fuji Bank) (a,b).............                         24,100,000    24,100,000

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                JULY 31, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                               AMOUNT           VALUE
                                                                                            ----------------    -------------
TEXAS (CONTINUED)

Greater East Texas Higher Education Authority Inc., Student Loan Revenue,
Refunding
    3.85%, Series A (LOC; Student Loan Marketing Association) (b)...........                $     21,000,000    $ 21,000,000
Harris County Health Facilities Development Corporation, HR, VRDN:
    (Methodist Hospital Systems Project) 3.90% (a)..........................                         8,600,000       8,600,000
    (Texas Children's Hospital) 3.85%, Series B (LOC; Bank of America) (a,b)                         8,300,000       8,300,000
    (TIRR Project) 3.90% (LOC; Texas Commerce Bank) (a,b)...................                         5,150,000       5,150,000
City of Houston:
    TRAN 4.50%, 6/27/96.....................................................                         40,000,000    40,279,223
    VRDN:
      Certificates of Obligation 3.85%, Series A (Liquidity Facility;
          Morgan Guaranty Trust Co.) (a)....................................                         6,400,000       6,400,000
      Public Improvement 3.85%, Series A
          (Liquidity Facility; Morgan Guaranty Trust Co.) (a)...............                         6,400,000       6,400,000
    Water and Sewer Systems Revenue, CP 3.75%, 10/16/95
      (Revolving Credit Agreement: Swiss Bank Corp. and
      West Duetsche Landesbank).............................................                         18,500,000    18,500,000
State of Texas, TRAN 5%, 8/31/95............................................                         15,000,000    15,008,291
Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point
III)
    3.80% (LOC; Trust Co. Bank of Georgia) (a,b)............................                         12,490,000    12,490,000
Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health)
    3.85%, Series 85A (LOC; Citibank) (a,b).................................                         18,600,000    18,600,000
UTAH-1.4%
Intermountain Power Agency, Power Supply Revenue
    4.15%, Series F, 9/15/95 (SBPA; Bank of America)........................                         20,000,000    20,000,000
VIRGINIA-2.5%
Henrico County Industrial Development Authority, Health Facility, VRDN
    (Hermitage Project) 4.15% (LOC; NationsBank of Virginia) (a,b)..........                         36,300,000    36,300,000
WASHINGTON-2.8%
Snohomish County Public Utilities District No.1, Electric Revenue, VRDN
    3.80% (Insured; MBIA and SBPA; Industrial Bank of Japan) (a)............                         10,760,000    10,760,000
Washington Housing Finance Commission, Non-Profit Housing Revenue, VRDN
    (Emerald Heights Project) 3.95% (LOC; Banque Paribas) (a,b).............                         7,600,000       7,600,000
Washington Public Power Supply System,
    Revenue, Refunding, VRDN (Nuclear Project No.3)
    3.80%, Series 3A-3 (LOC; National Westminster Bank) (a,b)...............                         22,200,000    22,200,000
WISCONSIN-1.0%
State of Wisconsin, Notes 4.50%, 6/17/96....................................                         15,000,000    15,107,956

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                JULY 31, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                AMOUNT           VALUE
                                                                                            ----------------    --------------
WYOMING-1.5%
Kemmerer, PCR, VRDN (Exxon Project) 3.80%
    (Corp. Guaranty; Exxon Corp.) (a).......................................                  $     12,000,000    $ 12,000,000
Lincoln County, PCR, VRDN (Exxon Project) 3.90%
    (Corp. Guaranty; Exxon Corp.) (a).......................................                         3,000,000       3,000,000
Unita County, PCR, Refunding, VRDN (Chevron USA Inc. Project)
    3.85% (Corp. Guaranty; Chevron USA Inc.) (a)............................                         6,900,000       6,900,000
                                                                                                                --------------
TOTAL INVESTMENTS (cost $1,463,242,320).....................................                                   $1,463,242,320
                                                                                                                =============

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation    MBIA        Municipal Bond Investors Assurance
BAN           Bond Anticipation Notes                                        Insurance Corporation
CP            Commercial Paper                                   MFHR    Multi-Family Housing Revenue
EDR           Economic Development Revenue                       PCR      Pollution Control Revenue
FGIC          Financial Guaranty Insurance Company               RRR      Resources Recovery Revenue
GIC           Guaranteed Investment Contract                     SBPA    Standby Bond Purchase Agreement
GO            General Obligation                                 SFMR    Single Family Mortgage Revenue
HR            Hospital Revenue                                   TAN      Tax Anticipation Notes
IDR           Industrial Development Revenue                     TRAN    Tax and Revenue Anticipation Notes
LOC           Letter of Credit                                   VRDN    Variable Rate Demand Notes
LOR           Limited Obligation Revenue

SUMMARY OF COMBINED RATINGS
FITCH (C)              OR          MOODY'S             OR         STANDARD & POOR'S         PERCENTAGE OF VALUE
--------                           --------                       ------------------        --------------------
F1+/F1                             VMIG1/MIG1, P1 (d)             SP1+/SP1, A1+/A1 (d)              95.7%
F2                                 VMIG2/MIG2, P2                 SP2, A2                            2.1
AAA/AA (e)                         Aaa/Aa (e)                     AAA/AA (e)                         1.1
Not Rated (f)                      Not Rated (f)                  Not Rated (f)                      1.1
                                                                                                   -------
                                                                                                   100.0%
                                                                                                   ======

NOTES TO STATEMENT OF INVESTMENTS:
    (a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (b) Secured by letters of credit. At July 31, 1995, 50.9% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, and U.S. Government Agencies.
    (c) Fitch currently provides creditworthiness information for a limited number of investments.
    (d) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Fund's Board of Trustees to be of comparable quality to those rated securities in which the Fund may invest.
See independent accountants' review report and notes to financial statements.

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                                  JULY 31, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                  $1,463,242,320
    Cash....................................................................                                       3,056,307
    Interest receivable.....................................................                                       7,702,541
    Prepaid expenses........................................................                                         78,380
                                                                                                                --------------
                                                                                                                1,474,079,548
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                  $     261,732
    Due to Distributor......................................................                         11,186
    Payable for investment securities purchased.............................                     11,500,000         11,772,918
                                                                                                 -----------   --------------
NET ASSETS..................................................................                                   $1,462,306,630
                                                                                                                =============
REPRESENTED BY:
    Paid-in capital.........................................................                                    $1,462,576,964
    Accumulated net realized (loss) on investments..........................                                         (270,334)
                                                                                                                --------------
NET ASSETS at value.........................................................                                   $1,462,306,630
                                                                                                                =============
Shares of Beneficial Interest Outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                    1,411,991,182
                                                                                                                =============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                       50,585,782
                                                                                                                =============
NET ASSET VALUE per share:
    Class A Shares
      ($1,411,727,845 / 1,411,991,182 shares)...............................                                            $1.00
                                                                                                                      =======
    Class B Shares
      ($50,578,785 / 50,585,782 shares).....................................                                            $1.00
                                                                                                                      =======


See independent accountants' review report and notes to financial statements.



STATEMENT OF OPERATIONS                                                        SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                     $  26,937,616
    EXPENSES:
      Management fee-Note 2(a)..............................................                   $  1,371,143
      Distribution fees (Class B Shares)-Note 2(b)..........................                         56,992
                                                                                                 -----------
          TOTAL EXPENSES....................................................                                         1,428,135
                                                                                                                --------------
INVESTMENT INCOME-NET.......................................................                                         25,509,481
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                         (92,988)
                                                                                                                --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                  $     25,416,493
                                                                                                                =============



See independent accountants' review report and notes to financial statements.

DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     YEAR ENDED          SIX MONTHS ENDED
                                                                                     JANUARY 31,          JULY 31, 1995
                                                                                        1995               (UNAUDITED)
                                                                                  -----------------    -------------------
OPERATIONS:
    Investment income-net.............................................             $    40,504,671      $     25,509,481
    Net realized (loss) on investments................................                    (177,346)             (92,988)
                                                                                  ----------------        --------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                  40,327,325            25,416,493
                                                                                  ----------------        --------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net:
      Class A Shares..................................................                 (39,819,339)         (24,718,353)
      Class B Shares..................................................                    (685,332)            (791,128)
    Net realized gain on investments:
      Class A Shares..................................................                    (110,083)        ---
      Class B Shares..................................................                      (1,393)        ---
                                                                                  ----------------        --------------
          TOTAL DIVIDENDS.............................................                 (40,616,147)          (25,509,481)
                                                                                  ----------------        --------------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A Shares..................................................        .     10,802,933,482         4,580,050,456
      Class B Shares..................................................                 125,274,442            69,363,029
    Dividends reinvested:
      Class A Shares..................................................                   6,851,313             4,545,364
      Class B Shares..................................................                     431,015               671,918
    Cost of shares redeemed:
      Class A Shares..................................................            .(11,249,985,511)       (4,472,079,304)
      Class B Shares..................................................                 (78,275,664)         (66,879,459)
                                                                                  ----------------        --------------
          INCREASE (DECREASE) IN NET ASSETS FROM
            BENEFICIAL INTEREST TRANSACTIONS..........................                (392,770,923)          115,672,004
                                                                                  ----------------        --------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS...................                (393,059,745)          115,579,016
NET ASSETS:
    Beginning of period...............................................               1,739,787,359         1,346,727,614
                                                                                  ----------------        --------------
    End of period.....................................................            $  1,346,727,614      $  1,462,306,630
                                                                                  =================       ==============



See independent accountants' review report and notes to financial statements.

DREYFUS TAX EXEMPT CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                   CLASS A SHARES                                   CLASS B SHARES
                               ---------------------------------------------------  ----------------------------------------------
                                              YEAR ENDED JANUARY 31,        SIX MONTHS ENDED                      SIX MONTHS ENDED
                               -------------------------------------------   JULY 31, 1995  YEAR ENDED JANUARY 31, JULY 31, 1995
PER SHARE DATA:                 1991      1992    1993     1994     1995      (UNAUDITED)    1994(1)       1995     (UNAUDITED)
                               -------  -------  -------  -------  -------    -----------    -------      -------   -----------

 Net asset value,
  beginning of period.         $ .9987  $ .9994  $ .9998  $1.0000  $1.0001      $ .9999      $1.0000      $1.0000     $ .9999
                               -------  -------  -------  -------  -------      -------      -------      -------     -------
 INVESTMENT OPERATIONS:
 Investment income-net.          .0570    .0417    .0279    .0226    .0278        .0185        .0011        .0253       .0173
 Net realized and unrealized
  gain (loss) on investments     .0007    .0004    .0002    .0001   (.0001)      (.0001)        -          (.0001)       -
                               -------  -------  -------  -------  -------      -------      -------      -------     -------
  TOTAL FROM INVESTMENT
    OPERATIONS......             .0577    .0421    .0281    .0227    .0277        .0184        .0011        .0252       .0173
                               -------  -------  -------  -------  -------      -------      -------      -------     -------
 DISTRIBUTIONS:
 Dividends from investment
  income-net..........          (.0570)  (.0417)  (.0279)  (.0226)  (.0278)      (.0185)      (.0011)      (.0253)     (.0173)
 Dividends from net realized
  gain on investments.             -        -       -         -     (.0001)        -            -            -           -
                               -------  -------  -------  -------  -------      -------      -------      -------     -------
  TOTAL DISTRIBUTIONS.          (.0570)  (.0417)  (.0279)  (.0226)  (.0279)      (.0185)      (.0011)      (.0253)     (.0173)
                               -------  -------  -------  -------  -------      -------      -------      -------     -------
 Net asset value,
  end of period.......         $ .9994  $ .9998  $1.0000  $1.0001  $ .9999      $ .9998      $1.0000      $ .9999     $ .9999
                               =======  =======  =======  =======  =======      =======      =======      =======     =======
TOTAL INVESTMENT
 RETURN  ..............           5.85%    4.25%    2.83%    2.29%    2.83%       3.77%(2)      1.83%(2)     2.57%       3.51%(2)
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to average
  net assets..........             .20%     .20%     .20%     .20%     .20%        .20%(2)       .45%(2)      .45%        .45%(2)
 Ratio of net investment income
  to average net assets           5.70%    4.16%    2.77%    2.26%    2.73%       3.73%(2)      1.87%(2)     2.74%       3.47%(2)
 Decrease reflected in above
  expense ratios due to
  undertaking by
  the Manager.........             .03%     .05%     .04%     .04%     -            -             -           -          -
 Net Assets, end of period
  (000's omitted).....      $1,905,522 $1,668,671 $1,838,786 $1,739,787 $1,299,301 $1,411,728     $1      $47,427     $50,579
(1)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(2)    Annualized.
See independent accountants' review report and notes to financial statements.

DREYFUS TAX EXEMPT CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $177,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1995. If not applied, the carryover expires in fiscal 2003.
    At July 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS TAX EXEMPT CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, interest on borrowings, brokerage commissions and extraordinary expenses, exceed 1-1/2% of the average value of the Fund's net assets for any full fiscal year.
    Currently, due to an undertaking, the Manager, and not the Fund, is liable for all expenses of the Fund (excluding certain expenses as described above) other than management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    The Manager may modify the existing undertaking provided that the Fund's shareholders are given 90 days prior notice.
    (B) Under the Service Plan ("Class B Service Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays the Manager and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B shares average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the six months ended July 31, 1995, $56,992 was charged to the Fund pursuant to the Class B Service Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $3,000 and an attendance fee of $500 per meeting.



DREYFUS TAX EXEMPT CASH MANAGEMENT
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS TAX EXEMPT CASH MANAGEMENT
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Tax Exempt Cash Management, including the statement of investments, as of July 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended July 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended January 31, 1995 and financial highlights for each of the five years in the period ended January 31, 1995 and in our report dated March 7, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                          (Ernst & Young LLP)

New York, New York
September 6, 1995

(Dreyfus Logo)


DREYFUS TAX EXEMPT
CASH MANAGEMENT
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
THE SHAREHOLDER SERVICES GROUP, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.










Printed in U.S.A.                        264/675SA957

(Dreyfus Logo)

DREYFUS
TAX EXEMPT
CASH
MANAGEMENT











SEMI-ANNUAL REPORT
JULY 31, 1995